                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles E. Jobson

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10514

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Financial Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA               February 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------




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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       32

Form 13F Information Table Value Total:   $   5,983
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE


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




                                                                VALUATION CURRENCY: USD

COLUMN 1                            COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                      TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                    OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                    CLASS                                   AMOUNT     PRN  CALL                           (SHARED)
--------------                      --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


Actel Corporation                   OTC EQ        004934105     $173        13,600     SH          SHARED       NONE       13,600
Aleris International Inc            COMMON        014477103     $145         4,500     SH          SHARED       NONE        4,500
Artesyn Technologies Inc            OTC EQ        043127109     $221        21,500     SH          SHARED       NONE       21,500
CIBER Inc                           COMMON        17163B102     $158        24,000     SH          SHARED       NONE       24,000
CNX Gas Corporation                 COMMON        12618H309     $210        10,000     SH          SHARED       NONE       10,000
Carreker Corp                       OTC EQ        144433109     $50         10,000     SH          SHARED       NONE       10,000
Comfort Systems                     COMMON        199908104     $156        17,000     SH          SHARED       NONE       17,000
Comsys IT Partners Inc.             OTC EQ        20581E104     $166        15,000     SH          SHARED       NONE       15,000
Dendreon Corp                       OTC EQ        24823Q107     $54         10,000     SH          SHARED       NONE       10,000
DrugMax, Inc.                       OTC EQ        262240104     $35         27,000     SH          SHARED       NONE       27,000
Eddie Bauer Holdings, Inc.          OTC EQ        071625107     $150        10,000     SH          SHARED       NONE       10,000
First Marblehead Corp.              COMMON        320771108     $263         8,000     SH          SHARED       NONE        8,000
Foundation Coal Holdings, Inc.      COMMON        35039W100     $266         7,000     SH          SHARED       NONE        7,000
Gerber Scientific Inc               COMMON        373730100     $187        19,500     SH          SHARED       NONE       19,500
Interface, Inc.                     OTC EQ        458665106     $222        27,000     SH          SHARED       NONE       27,000
International Coal Group Inc        COMMON        45928H106     $190        20,000     SH          SHARED       NONE       20,000
MEMC Electronic Materials, Inc.     COMMON        552715104     $776        35,000     SH          SHARED       NONE       35,000
Meadowbrook Insurance Group, Inc.   COMMON        58319P108     $117        20,000     SH          SHARED       NONE       20,000
Micrus Endovascular Corp            OTC EQ        59518V102     $87         10,000     SH          SHARED       NONE       10,000
Olin Corporation                    COMMON        680665205     $211        10,700     SH          SHARED       NONE       10,700
Pride International Inc             COMMON        74153Q102     $338        11,000     SH          SHARED       NONE       11,000
QAD Inc.                            OTC EQ        74727D108     $161        21,011     SH          SHARED       NONE       21,011
Quality Distribution Inc.           OTC EQ        74756M102     $85         10,700     SH          SHARED       NONE       10,700
Revlon, Inc.                        COMMON        761525500     $37         12,000     SH          SHARED       NONE       12,000
Semitool                            OTC EQ        816909105     $163        15,000     SH          SHARED       NONE       15,000
Skyworks Solutions                  OTC EQ        83088M102     $61         12,000     SH          SHARED       NONE       12,000
Spherion Corporation                COMMON        848420105     $123        12,300     SH          SHARED       NONE       12,300
Steelcase Inc.                      COMMON        858155203     $363        22,900     SH          SHARED       NONE       22,900
Superior Essex Inc.                 OTC EQ        86815V105     $206        10,200     SH          SHARED       NONE       10,200
Trico Marine Services, Inc.         OTC EQ        896106200     $546        21,000     SH          SHARED       NONE       21,000
Visual Networks Ins                 OTC EQ        928444108     $63         35,000     SH          SHARED       NONE       35,000
Action Performance Jan 12.5 Put     PUT OP        0049338MV     $0             100          PUT    SHARED       NONE          100

                                                                $5,983




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